Summary of Business and Significant Accounting Policies (Details) - Schedule of aggregated as a single customer for reporting purposes		6 Months Ended
		Dec. 31, 2022	Jun. 30, 2022
Concentration Risk [Line Items]
Total revenues percentage		87.00%	83.00%
Customer A [Member]
Concentration Risk [Line Items]
Total revenues percentage		33.00%	31.00%
Customer B [Member]
Concentration Risk [Line Items]
Total revenues percentage		14.00%	41.00%
Customer C [Member]
Concentration Risk [Line Items]
Total revenues percentage	[1]	15.00%
Customer D [Member]
Concentration Risk [Line Items]
Total revenues percentage		25.00%	11.00%

[1]	Customers with a dash accounted for less than 10% of accounts receivable at period end.